Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966	57.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68000%	February 15, 2017
Class A-2a Notes	$200,000,000.00	1.120%	December 15, 2018
Class A-2b Notes	$163,100,000.00	0.836%	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.390%	July 15, 2020
Class A-4 Notes	$102,780,000.00	1.600%	June 15, 2021
Class B Notes	$31,580,000.00	1.940%	July 15, 2021
Class C Notes	$21,050,000.00	2.190%	July 15, 2022
Total	$1,052,610,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,618,998.90

Principal:
Principal Collections	$22,458,749.95
Prepayments in Full	$17,997,632.74
Liquidation Proceeds	$195,163.00
Recoveries	$150.00
Sub Total	$40,651,695.69
Collections	$43,270,694.59

Purchase Amounts:
Purchase Amounts Related to Principal	$192,751.06
Purchase Amounts Related to Interest	$728.44
Sub Total	$193,479.50

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,464,174.09

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	3
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$43,464,174.09
Servicing Fee	$883,255.55	$883,255.55	$0.00	$0.00	$42,580,918.54
Interest - Class A-1 Notes	$83,396.04	$83,396.04	$0.00	$0.00	$42,497,522.50
Interest - Class A-2a Notes	$186,666.67	$186,666.67	$0.00	$0.00	$42,310,855.83
Interest - Class A-2b Notes	$117,441.97	$117,441.97	$0.00	$0.00	$42,193,413.86
Interest - Class A-3 Notes	$353,523.33	$353,523.33	$0.00	$0.00	$41,839,890.53
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$41,702,850.53
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,702,850.53
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$41,651,796.20
Second Priority Principal Payment	$9,095,394.15	$9,095,394.15	$0.00	$0.00	$32,556,402.05
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$32,517,985.80
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,517,985.80
Regular Principal Payment	$133,326,691.55	$32,517,985.80	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$43,464,174.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$9,095,394.15
Regular Principal Payment					$32,517,985.80
Total					$41,613,379.95
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$41,613,379.95	$181.80	$83,396.04	$0.36	$41,696,775.99	$182.16
Class A-2a Notes	$0.00	$0.00	$186,666.67	$0.93	$186,666.67	$0.93
Class A-2b Notes	$0.00	$0.00	$117,441.97	$0.72	$117,441.97	$0.72
Class A-3 Notes	$0.00	$0.00	$353,523.33	$1.16	$353,523.33	$1.16
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$41,613,379.95	$39.53	$967,538.59	$0.92	$42,580,918.54	$40.45

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$142,422,085.70	0.6222022	$100,808,705.75	0.4404050
Class A-2a Notes	$200,000,000.00	1.0000000	$200,000,000.00	1.0000000
Class A-2b Notes	$163,100,000.00	1.0000000	$163,100,000.00	1.0000000
Class A-3 Notes	$305,200,000.00	1.0000000	$305,200,000.00	1.0000000
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$966,132,085.70	0.9178443	$924,518,705.75	0.8783108

Pool Information
Weighted Average APR	3.017%	2.985%
Weighted Average Remaining Term	56.14	55.28
Number of Receivables Outstanding	43,909	42,758
Pool Balance	$1,059,906,664.07	$1,018,952,780.29
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$974,124,968.11	$935,986,691.55
Pool Factor	0.9263589	0.8905652

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$36,336,482.63
Yield Supplement Overcollateralization Amount	$82,966,088.74
Targeted Overcollateralization Amount	$113,581,750.50
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$94,434,074.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		93	$109,587.03
(Recoveries)		1	$150.00
Net Loss for Current Collection Period			$109,437.03
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1239%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0003%
Prior Collection Period			0.0448%
Current Collection Period			0.1263%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		279	$150,178.11
(Cumulative Recoveries)			$150.00
Cumulative Net Loss for All Collection Periods			$150,028.11
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0131%

Average Realized Loss for Receivables that have experienced a Realized Loss			$538.27
Average Net Loss for Receivables that have experienced a Realized Loss			$537.74

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.48%	195	$4,880,336.17
61-90 Days Delinquent	0.04%	14	$414,431.97
91-120 Days Delinquent	0.02%	6	$164,672.15
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.54%	215	$5,459,440.29

Repossession Inventory:
Repossessed in the Current Collection Period		13	$425,197.69
Total Repossessed Inventory		17	$605,007.00

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0022%
Prior Collection Period			0.0478%
Current Collection Period			0.0468%
Three Month Average			0.0323%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0568%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	3

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer